CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 42,659,791	$ 26,139,255
Time deposits	106,834,876
Accounts receivable, net of allowance for doubtful accounts	23,184,239	15,001,222
Prepaid expenses and other current assets	8,730,124	3,497,332
Deferred income tax assets	2,055,596	1,546,213
Total current assets	183,464,626	46,184,022
Time deposits	17,313,054	12,161,617
Accounts receivable, net of allowance for doubtful accounts	1,488,251	415,881
Property and equipment, net	13,373,950	12,805,567
Other non-current assets	2,314,293	2,105,832
Total assets	217,954,174	73,672,919
Current liabilities:
Accounts payable	319,138	217,451
Income taxes payable	5,394,036	3,012,165
Deferred revenue	19,276,602	15,487,494
Accrued expenses and other current liabilities	8,439,410	6,617,558
Total current liabilities	33,429,186	25,334,668
Other non-current liabilities	1,637,756	243,555
Total liabilities	35,066,942	25,578,223
Commitments and contingencies
Mezzanine equity:
Mezzanine equity		111,378,780
Shareholders' equity (deficit):
Ordinary shares	52,445	12,226
Additional paid-in capital	135,886,427
Accumulated other comprehensive income	1,701,598	1,634,920
Retained earnings (accumulated deficit)	45,246,762	(64,931,230)
Total shareholders' equity (deficit)	182,887,232	(63,284,084)
Total liabilities, mezzanine equity and shareholders' equity (deficit)	217,954,174	73,672,919
Series A [Member]
Mezzanine equity:
Mezzanine equity		419,776
Series B [Member]
Mezzanine equity:
Mezzanine equity		15,747,869
Series C [Member]
Mezzanine equity:
Mezzanine equity		95,211,135
Class A [Member]
Shareholders' equity (deficit):
Ordinary shares	23,712
Class B [Member]
Shareholders' equity (deficit):
Ordinary shares	$ 28,733	$ 12,226